Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Depreciation and amortization	$ 316.8	$ 300.9	$ 283.1
Losses on disposal of land, buildings and equipment	6.9	0.3	1.1
Buildings And Equipment [Member]
Depreciation and amortization	$ 308.7	$ 293.2	$ 273.2